Business Combinations And Capital Reorganization - Summary of Details of the Purchase Consideration (Detail)	Dec. 31, 2021 EUR (€)
Intelligent Solutions AS [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Cash consideration transferred	€ 140,534
Put option liability	2,597,039
Total	2,737,573
Electromaps, S.L. [Member]
Disclosure Of Purchase Consideration IN Business Combinations [Line Items]
Cash consideration transferred	500,000
Put option liability	3,645,117
Total	€ 4,145,117